Pre Merger Warrants - Additional Information (Detail) - USD ($)	12 Months Ended	83 Months Ended	91 Months Ended
	Sep. 30, 2014	Jan. 31, 2013	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued			42
Preferred Stock, Par or Stated Value Per Share			$ 0.01
Percentage of principle balance of notes on conversion price of notes	20.00%
Proceeds from Issuance or Sale of Equity			$ 1,000,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	6.00%	10.00%	10.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	10.00%	50.00%	50.00%